Reserves - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure of reserves within equity [line items]
Percentage of net income to be transferred to legal surplus reserve	10.00%
Legal reserve as a percentage of registered capital after issuance or conversion into ordinary shares if any	25.00%
Legal surplus	¥ 6,571,284